Aptus Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.7%
	Accommodation and Food Services - 2.2%
5,656	Domino’s Pizza, Inc.	$2,186,666
15,807	Starbucks Corporation	1,209,710
		3,396,376
	Administrative and Support and Waste Management and Remediation Services - 5.7%
23,002	Broadridge Financial Solutions, Inc.	3,090,089
9,312	Mastercard, Inc. - Class A	2,873,031
24,584	Waste Management, Inc.	2,694,406
		8,657,526
	Finance and Insurance - 11.1%
10,985	Berkshire Hathaway, Inc. - Class B (a)	2,150,643
5,629	BlackRock, Inc.	3,236,731
5,345	First Republic Bank/CA	601,206
18,306	JPMorgan Chase & Company	1,769,092
3,125	MarketAxess Holdings, Inc.	1,614,688
10,627	MSCI, Inc.	3,995,539
5,737	PNC Financial Services Group, Inc.	611,966
9,650	UnitedHealth Group, Inc.	2,921,827
		16,901,692
	Health Care and Social Assistance - 2.0%
6,262	Chemed Corporation	3,082,094
	Information - 19.0%
2,740	Adobe Systems, Inc. (a)	1,217,437
25,650	Comcast Corporation - Class A	1,097,820
13,834	Facebook, Inc. - Class A (a)	3,509,271
22,176	Fidelity National Information Services, Inc.	3,244,570
42,943	Microsoft Corporation	8,803,744
18,526	PayPal Holdings, Inc. (a)	3,632,393
12,872	ResMed, Inc.	2,606,709
12,197	Take-Two Interactive Software, Inc. (a)	2,000,552
15,182	Visa, Inc. - Class A	2,890,653
		29,003,149
	Management of Companies and Enterprises - 2.1%
13,960	Accenture plc - Class A	3,137,929
	Manufacturing - 32.2% (b)
24,251	Abbott Laboratories	2,440,621
3,362	Alphabet, Inc. - Class C (a)	4,985,712
11,841	Amgen, Inc.	2,897,137
23,072	Apple, Inc.	9,806,523
7,619	Chevron Corporation	639,539
31,903	Edwards Lifesciences Corporation (a)	2,501,514
4,752	Eli Lilly & Company	714,178
14,366	Exxon Mobil Corporation	604,521
5,169	Intuitive Surgical, Inc. (a)	3,543,039
15,908	Johnson & Johnson	2,318,750
9,701	Lam Research Corporation	3,658,829
4,181	Masimo Corporation (a)	920,322
7,864	NVIDIA Corporation	3,338,976
41,420	Otis Worldwide Corporation	2,598,691
16,670	PepsiCo, Inc.	2,294,792
47,852	Raytheon Technologies Corporation	2,712,251
7,722	Roper Technologies, Inc.	3,339,379
		49,314,774
	Mining, Quarrying, and Oil and Gas Extraction - 0.7%
49,011	Brigham Minerals, Inc. - Class A	543,042
12,397	EOG Resources, Inc.	580,799
		1,123,841
	Professional, Scientific, and Technical Services - 1.9%
16,928	Alteryx, Inc. - Class A (a)	2,970,695
	Real Estate and Rental and Leasing - 5.3%
12,616	American Tower Corporation	3,297,696
47,690	Bank of America Corporation	1,186,527
7,262	Netflix, Inc. (a)	3,550,247
		8,034,470

	Retail Trade - 10.2%
2,371	Amazon.com, Inc. (a)		7,503,456
17,209	Dollar General Corporation - Class C		3,276,594
14,488	Home Depot, Inc.		3,846,419
8,013	Walmart, Inc.		1,036,882
			15,663,351
	Transportation and Warehousing - 0.6%
28,314	Southwest Airlines Company (a)		874,619
	Utilities - 2.2%
11,831	NextEra Energy, Inc.		3,320,962
	Wholesale Trade - 3.5%
10,872	Pool Corporation		3,443,162
15,146	Procter & Gamble Company		1,985,944
			5,429,106
	TOTAL COMMON STOCKS (Cost $122,791,492)		150,910,584

Contracts		Notional Amount
	PURCHASED OPTIONS (c) - 0.6%
	Call Options - 0.2%
2,450	CBOE Volatility Index, Expiration: 08/19/2020, Exercise Price: $35.00	5,992,700	300,125

	Put Options - 0.4%
350	S&P 500 Index, Expiration: 08/21/2020, Exercise Price: $3,100.00	114,489,200	703,500
	TOTAL PURCHASED OPTIONS (Cost $2,271,184)		1,003,625

	Total Investments (Cost $125,062,676) - 99.3%		151,914,209
	Other Assets in Excess of Liabilities - 0.7%		1,006,016
	TOTAL NET ASSETS - 100.0%		$152,920,225

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c) Exchange traded.

Aptus Drawdown Managed Equity ETF
Schedule of Options Written
July 31, 2020 (Unaudited)
Contracts		Security Description	Notional Value	Value

		WRITTEN OPTIONS (a) - (0.5)%
		Put Options - (0.5)%
(350)		S&P 500 Index, Expiration: 08/21/2020, Exercise Price: $3,100.00	$(114,489,200)	$(208,250)
		TOTAL WRITTEN OPTIONS (Premiums Received 669,393)		$(208,250)

	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$150,910,584	$-	$-	$150,910,584
Purchased Options	-	1,003,625	-	1,003,625
Total Investments in Securities	$150,910,584	$1,003,625	$-	$151,914,209

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$(208,250)	$-	$(208,250)
Total Written Options	$-	$(208,250)	$-	$(208,250)

^ See Schedule of Investments for breakout of investments by sector categories and contract type.
For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.